Revenue from services provided - Summary of Contract Assets and Deferred Revenue Related to Contracts with Customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Loss allowance	$ (120)	$ (101)
Total contract assets	31,932	23,305
Current	24,517	17,873
Non-current	7,415	5,432
Total deferred revenue	42,532	34,255
Current	25,948	20,332
Non-current	16,584	13,923
Subscription cost [member]
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Contract assets before loss allowance	30,077	21,310
Total deferred revenue	40,671	31,504
Services cost [member]
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Contract assets before loss allowance	1,975	2,096
Total deferred revenue	$ 1,861	$ 2,751